PARADIGM FUNDS

Paradigm

Value Fund

Supplement Dated November 15, 2005

To the Statement of Additional Information

Dated

May 1, 2005

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940 and replaces the chart on page 9 of the current Statement of Additional Information.

 Independent Trustees

Name, Address(1), and Age	Position(s) Held with Paradigm Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Nominee for Trustee	Other Directorships Held by the Nominee for Trustee
Carl A. Florio, CPA (2), Year of Birth: 1948	Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005 – current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996 – 2005).	3	Director, American Bio Medica; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub (3), Year of Birth: 1931	Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	3	Director, Racemark Int'l; Director, TaylorMade, Inc.; Director, DOT Foods, Inc.
Anthony J. Mashuta, Year of Birth: 1956	Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	3	Director, Proctor’s Theatre

(1)The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

(2)Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained the Trust's investment adviser to manage a portion of the foundation's assets.  In addition, Mr. Florio is one of the beneficiaries of a pension fund that is an investor in PCM Partners, LP II.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and President of the Trust's investment adviser, Paradigm Capital Management, Inc.
(3) Lewis Golub is a limited partner in PCM Partners, LP II.  As of October 31, 2005 he owned 0.57% of the PCM Partners, LP II partnership, the value of which was $2,063,240.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and President of the Trust's investment adviser, Paradigm Capital Management, Inc.

This supplement, the Prospectus dated May 1, 2005, and the Statement of Additional Information dated May 1, 2005 provide the information a prospective investor ought to know before investing and should be retained for future reference.  Each document has been filed with the Securities and Exchange Commission and can be obtained without charge by calling the Fund at 1-800-239-0732.

PARADIGM FUNDS

Paradigm Opportunity Fund

Paradigm Select Fund

Supplement Dated November 15, 2005

To the Statement of Additional Information

Dated

January 1, 2005
(As Amended January 31, 2005)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940 and replaces the chart on page 9 of the current Statement of Additional Information.

 Independent Trustees

Name, Address(1), and Age	Position(s) Held with Paradigm Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Nominee for Trustee	Other Directorships Held by the Nominee for Trustee
Carl A. Florio, CPA (2), Year of Birth: 1948	Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005 – current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996 – 2005).	3	Director, American Bio Medica; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub (3), Year of Birth: 1931	Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	3	Director, Racemark Int'l; Director, TaylorMade, Inc.; Director, DOT Foods, Inc.
Anthony J. Mashuta, Year of Birth: 1956	Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	3	Director, Proctor’s Theatre

(1)The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

(2)Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained the Trust's investment adviser to manage a portion of the foundation's assets.  In addition, Mr. Florio is one of the beneficiaries of a pension fund that is an investor in PCM Partners, LP II.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and President of the Trust's investment adviser, Paradigm Capital Management, Inc.
(3) Lewis Golub is a limited partner in PCM Partners, LP II.  As of October 31, 2005 he owned 0.57% of the PCM Partners, LP II partnership, the value of which was $2,063,240.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and President of the Trust's investment adviser, Paradigm Capital Management, Inc.

This supplement, the Prospectus dated January 1, 2005, and the Statement of Additional Information dated January 1, 2005, as amended January 31, 2005, provide the information a prospective investor ought to know before investing and should be retained for future reference.  Each document has been filed with the Securities and Exchange Commission and can be obtained without charge by calling the Fund at 1-800-239-0732.